CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 232,304	$ 31,748
Short-term interest-bearing bank deposits	191,567	154,533
Trade accounts receivable, net of allowance of $70 and $135 at December 31, 2020 and 2019, respectively	63,314	51,603
Inventories (Note 3)	61,734	48,362
Other current assets (Note 4)	9,782	16,685
Total current assets	558,701	302,931
Non-Current assets
Interest-bearing bank deposits	2,547	2,813
Restricted interest-bearing bank deposits	1,476	2,000
Deferred tax assets (Note 11)	2,869	4,554
Other long-term assets	462	437
Severance pay funds (Note 8)	1,281	1,210
Operating lease right-of-use assets (Note 14)	29,109	28,256
Property and equipment, net (Note 5)	34,168	30,566
Intangible assets, net (Note 6)	5,059	7,562
Goodwill	20,114	20,114
Total non-current assets	97,085	97,512
TOTAL ASSETS	655,786	400,443
Current liabilities
Trade accounts payable	24,096	20,706
Deferred revenues	4,717	2,256
Operating lease current liabilities (Note 14)	3,703	2,777
Other current liabilities (Note 7)	28,418	20,493
Total current liabilities	60,934	46,232
Non-Current liabilities
Convertible senior notes, net (Note 16)	178,808
Accrued severance pay (Note 8)	3,719	3,294
Operating lease long-term liabilities (Note 14)	31,905	30,536
Other long-term liabilities	8,882	5,842
Total non-current liabilities	223,314	39,672
Commitments and contingencies (Note 9)
TOTAL LIABILITIES	284,248	85,904
SHAREHOLDERS' EQUITY (Note 10)
Ordinary shares, NIS 0.01 par value - Authorized 40,000,000 shares at December 31, 2020 and 2019; Issued and Outstanding 28,176,862, and 28,005,617 at December 31, 2020 and 2019, respectively	74	74
Additional paid-in capital	129,274	120,737
Accumulated other comprehensive income	570	15
Retained earnings	241,620	193,713
Total shareholders' equity	371,538	314,539
Total liabilities and shareholders' equity	$ 655,786	$ 400,443